UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2011 to September 30, 2011

Item 1:                                                          Schedule of Investments

Credit Suisse Trust - U.S. Equity Flex I Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCK (0.0%)

Pharmaceuticals (0.0%)
Indevus Pharmaceuticals, Inc. (Escrow shares)*^ (Cost $0)	2,200	$0

TOTAL INVESTMENTS AT VALUE (0.0%) (Cost $0)		0

OTHER ASSETS IN EXCESS OF LIABILITIES (100.0%)		113,424,013

NET ASSETS (100.0%)		$113,424,013

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$—	$—	$—	$—
Other Financial Instruments*	—	—	—	—
	$—	$—	$—	$—

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2011, there were no significant transfers in and out of Level 1 and Level 2. The only investment held by the Portfolio whose fair value was determined using Level 3 inputs had a value of $0 at September 30, 2011.

Federal Income Tax Cost — At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $0, $0, $0 and $0, respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Equity Flex III Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

	Number of Shares	Value
LONG STOCK POSITIONS (0.2%)
COMMON STOCKS (0.2%)

Austria (0.0%)
Real Estate Management & Development (0.0%)
Immofinanz Anspt Nachb§^	2,201	$0
TOTAL AUSTRIA		0

Israel (0.2%)
Chemicals (0.0%)
Israel Chemicals, Ltd.	1,493	16,965

Commercial Banks (0.1%)
Bank Hapoalim BM	11,569	39,856
Bank Leumi Le-Israel BM	7,013	21,438
		61,294
Diversified Telecommunication Services (0.1%)
Bezeq Israeli Telecommunication Corp., Ltd.	20,296	37,893
TOTAL ISRAEL		116,152

Japan (0.0%)
Commercial Banks (0.0%)
Mizuho Financial Group, Inc.§	18,506	27,118
TOTAL JAPAN		27,118

TOTAL COMMON STOCKS (Cost $161,446)		143,270

TOTAL LONG STOCK POSITIONS (Cost $161,446)		143,270

RIGHTS (0.0%)

Australia (0.0%)
Food Products (0.0%)
Goodman Fielder, Ltd., strike price 0.45 AUD, expires 10/21/11* (Cost $0)	2,260	110
TOTAL AUSTRALIA		110

SHORT-TERM INVESTMENT (3.1%)
State Street Navigator Prime Portfolio, 0.19%§§, (Cost $2,685,237)	2,685,237	2,685,237

TOTAL INVESTMENTS AT VALUE (3.3%) (Cost $2,846,683)		2,828,617

TOTAL SECURITIES SOLD SHORT (-1.1%) (Proceeds $933,688)		(966,408)

OTHER ASSETS IN EXCESS OF LIABILITIES (97.8%)		83,827,473

NET ASSETS (100.0%)		$85,689,682

SHORT STOCK POSITIONS (-1.1%)
COMMON STOCKS (-1.1%)

Japan (-1.1%)
Air Freight & Logistics (-0.0%)
Kintetsu World Express, Inc.	(72)	(2,061)
Yamato Holdings Co., Ltd.	(60)	(1,095)
Yusen Air & Sea Service Co., Ltd.	(44)	(583)
		(3,739)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Auto Components (-0.1%)
FCC Co., Ltd.	(68)	$(1,416)
Futaba Industrial Co., Ltd.	(92)	(711)
Keihin Corp.	(72)	(1,236)
Mitsuba Corp.	(920)	(7,488)
Musashi Seimitsu Industry Co., Ltd.	(72)	(1,737)
Nifco, Inc.	(72)	(1,856)
Nissan Shatai Co., Ltd.	(880)	(7,211)
Nissin Kogyo Co., Ltd.	(56)	(839)
Press Kogyo Co., Ltd.	(800)	(3,574)
Showa Corp.*	(12)	(71)
Stanley Electric Co., Ltd.	(68)	(1,028)
T RAD Co., Ltd.	(720)	(2,734)
Tachi-S Co., Ltd.	(80)	(1,415)
Takata Corp.	(92)	(2,095)
Toyoda Gosei Co., Ltd.	(64)	(1,219)
		(34,630)
Beverages (-0.0%)
Ito En, Ltd.	(84)	(1,540)
Sapporo Holdings, Ltd.	(800)	(2,985)
Takara Holdings, Inc.	(840)	(5,079)
		(9,604)
Building Products (-0.0%)
Aica Kogyo Co., Ltd.	(20)	(286)
Bunka Shutter Co., Ltd.	(840)	(2,580)
Central Glass Co., Ltd.	(800)	(3,903)
Nitto Boseki Co., Ltd.	(840)	(2,564)
Noritz Corp.	(56)	(1,282)
Sankyo-Tateyama Holdings, Inc.*	(400)	(522)
Sanwa Holdings Corp.	(800)	(2,622)
Sekisui Jushi Corp.	(920)	(9,622)
		(23,381)
Capital Markets (-0.0%)
Jafco Co., Ltd.	(68)	(1,265)
Marusan Securities Co., Ltd.	(84)	(346)
Tokai Tokyo Financial Holdings, Inc.	(840)	(2,559)
		(4,170)
Chemicals (-0.1%)
Achilles Corp.	(680)	(1,021)
Daiso Co., Ltd.	(920)	(3,113)
Kansai Paint Co., Ltd.	(880)	(8,438)
KUREHA Corp.	(880)	(3,808)
Lintec Corp.	(76)	(1,509)
Nihon Parkerizing Co., Ltd.	(920)	(13,051)
Nippon Paint Co., Ltd.	(880)	(7,092)
Nippon Shokubai Co., Ltd.	(920)	(11,409)
Nissan Chemical Industries, Ltd.	(60)	(562)
NOF Corp.	(800)	(4,190)
Sanyo Chemical Industries, Ltd.	(960)	(7,438)
Sumitomo Seika Chemicals Co., Ltd.	(920)	(4,300)
T Hasegawa Co., Ltd.	(60)	(1,012)
Taiyo Ink Manufacturing Co., Ltd.	(76)	(2,115)
Taiyo Nippon Sanso Corp.	(880)	(6,131)
Takiron Co., Ltd.	(920)	(3,371)
Tenma Corp.	(44)	(397)
Toagosei Co., Ltd.	(840)	(4,120)
Tokai Carbon Co., Ltd.	(880)	(4,366)
Tokuyama Corp.	(880)	(3,050)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Chemicals
Tokyo Ohka Kogyo Co., Ltd.	(56)	$(1,130)
		(91,623)
Commercial Banks (-0.2%)
Kiyo Holdings, Inc.	(320)	(496)
Mizuho Financial Group, Inc.	(18,506)	(27,118)
Suruga Bank, Ltd.	(880)	(8,579)
The Aichi Bank, Ltd.	(84)	(5,288)
The Awa Bank, Ltd.	(840)	(5,801)
The Bank of Iwate, Ltd.	(80)	(4,011)
The Bank of Kyoto, Ltd.	(800)	(7,127)
The Bank of Okinawa, Ltd.	(76)	(3,513)
The Chugoku Bank, Ltd.	(840)	(12,378)
The Chukyo Bank, Ltd.	(800)	(2,094)
The Fukushima Bank, Ltd.*	(680)	(342)
The Higashi-Nippon Bank, Ltd.	(760)	(1,672)
The Hiroshima Bank, Ltd.	(720)	(3,566)
The Hyakujushi Bank, Ltd.	(720)	(3,298)
The Iyo Bank, Ltd.	(840)	(8,576)
The Kagoshima Bank, Ltd.	(920)	(6,679)
The Nanto Bank, Ltd.	(760)	(4,569)
The San-In Godo Bank, Ltd.	(880)	(6,782)
The Shiga Bank, Ltd.	(880)	(6,058)
The Shizuoka Bank, Ltd.	(960)	(10,065)
The Toho Bank, Ltd.	(880)	(2,440)
The Tokyo Tomin Bank, Ltd.	(28)	(365)
The Yamagata Bank, Ltd.	(760)	(4,155)
		(134,972)
Commercial Services & Supplies (-0.0%)
Moshi Moshi Hotline, Inc.	(1,112)	(10,841)
Park24 Co., Ltd.	(40)	(497)
		(11,338)
Communications Equipment (-0.0%)
Hitachi Kokusai Electric, Inc.	(880)	(5,659)
Icom, Inc.	(68)	(1,744)
NEC Mobiling, Ltd.	(80)	(2,888)
		(10,291)
Computers & Peripherals (-0.0%)
Eizo Nanao Corp.	(84)	(1,847)
Roland DG Corp.	(48)	(514)
		(2,361)
Construction & Engineering (-0.1%)
Chiyoda Corp.	(840)	(8,195)
Chudenko Corp.	(92)	(1,199)
COMSYS Holdings Corp.	(20)	(197)
Kinden Corp.	(119)	(1,030)
Maeda Road Construction Co., Ltd.	(880)	(9,604)
NEC Networks & System Integration Corp.	(44)	(691)
Nippon Densetsu Kogyo Co., Ltd.	(920)	(9,817)
SHO-BOND Holdings Co., Ltd.	(68)	(1,637)
Taihei Dengyo Kaisha, Ltd.	(880)	(5,599)
Taikisha, Ltd.	(56)	(1,261)
Toshiba Plant Systems & Services Corp.	(920)	(9,125)
Toyo Construction Co., Ltd.	(120)	(124)
Toyo Engineering Corp.	(840)	(2,803)
Yurtec Corp.	(880)	(4,420)
		(55,702)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Consumer Finance (-0.0%)
Hitachi Capital Corp.	(52)	$(649)

Containers & Packaging (-0.0%)
Toyo Seikan Kaisha, Ltd.	(80)	(1,211)

Distributors (-0.0%)
Canon Marketing Japan, Inc.	(24)	(293)
Doshisha Co., Ltd.	(84)	(2,425)
		(2,718)
Diversified Consumer Services (-0.0%)
Benesse Holdings, Inc.	(72)	(3,192)

Diversified Financial Services (-0.0%)
IBJ Leasing Co., Ltd.	(64)	(1,545)
Japan Securities Finance Co., Ltd.	(88)	(447)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(4)	(160)
Ricoh Leasing Co., Ltd.	(60)	(1,336)
		(3,488)
Electric Utilities (-0.0%)
Shikoku Electric Power Co., Inc.	(88)	(2,421)
The Okinawa Electric Power Co., Inc.	(80)	(3,578)
		(5,999)
Electrical Equipment (-0.0%)
Cosel Co., Ltd.	(44)	(661)
Futaba Corp.	(64)	(1,314)
Hitachi Cable, Ltd.*	(680)	(1,771)
Mabuchi Motor Co., Ltd.	(84)	(3,904)
Nippon Signal Co., Ltd.	(20)	(156)
Nitto Kogyo Corp.	(32)	(435)
SWCC Showa Holdings Co., Ltd.*	(280)	(276)
Ushio, Inc.	(68)	(1,036)
		(9,553)
Electronic Equipment, Instruments & Components (-0.1%)
Canon Electronics, Inc.	(64)	(1,801)
CMK Corp.*	(24)	(98)
Hamamatsu Photonics KK	(56)	(2,259)
Hirose Electric Co., Ltd.	(23)	(2,140)
Koa Corp.	(20)	(217)
Macnica, Inc.	(60)	(1,283)
Nichicon Corp.	(28)	(339)
Nippon Chemi-Con Corp.	(840)	(3,018)
Osaki Electric Co., Ltd.	(920)	(9,062)
Shimadzu Corp.	(880)	(7,428)
Star Micronics Co. Ltd.	(20)	(197)
Toyo Corp.	(36)	(408)
Yamatake Corp.	(84)	(1,799)
Yokogawa Electric Corp.*	(36)	(341)
		(30,390)
Energy Equipment & Services (-0.0%)
Shinko Plantech Co., Ltd.	(16)	(150)
Toyo Kanetsu KK	(760)	(1,512)
		(1,662)
Food & Staples Retailing (-0.0%)
Circle K Sunkus Co., Ltd.	(68)	(1,145)
Cocokara fine, Inc.	(84)	(2,303)
Cosmos Pharmaceutical Corp.	(84)	(4,320)
Heiwado Co., Ltd.	(32)	(435)
Ministop Co., Ltd.	(40)	(751)
Sugi Holdings Co., Ltd.	(68)	(1,912)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Food & Staples Retailing
Sundrug Co., Ltd.	(56)	$(1,761)
Tsuruha Holdings, Inc.	(84)	(4,681)
Valor Co., Ltd.	(84)	(1,438)
Yaoko Co., Ltd.	(68)	(2,577)
		(21,323)
Food Products (-0.1%)
Dydo Drinco, Inc.	(76)	(2,942)
Ezaki Glico Co., Ltd.	(920)	(11,830)
Hokuto Corp.	(68)	(1,584)
House Foods Corp.	(52)	(1,001)
Itoham Foods, Inc.	(800)	(2,968)
Kikkoman Corp.	(920)	(10,518)
Nichirei Corp.	(880)	(4,073)
Nisshin Seifun Group, Inc.	(420)	(5,486)
Sakata Seed Corp.	(4)	(62)
Toyo Suisan Kaisha, Ltd.	(960)	(26,345)
Yakult Honsha Co., Ltd.	(52)	(1,623)
Yamazaki Baking Co., Ltd.	(135)	(2,048)
		(70,480)
Gas Utilities (-0.0%)
Shizuoka Gas Co., Ltd.	(360)	(2,432)
Toho Gas Co., Ltd.	(720)	(4,729)
		(7,161)
Health Care Equipment & Supplies (-0.0%)
Hitachi Medical Corp.	(920)	(10,107)
Nihon Kohden Corp.	(60)	(1,617)
Sysmex Corp.	(76)	(2,736)
		(14,460)
Health Care Providers & Services (-0.0%)
BML, Inc.	(80)	(2,063)
Miraca Holdings, Inc.	(60)	(2,639)
		(4,702)
Hotels, Restaurants & Leisure (-0.0%)
HIS Co., Ltd.	(64)	(1,886)
Kura Corp.	(44)	(581)
Oriental Land Co. Japan, Ltd.	(84)	(8,968)
Plenus Co., Ltd.	(20)	(325)
Saizeriya Co., Ltd.	(60)	(1,090)
		(12,850)
Household Durables (-0.0%)
Alpine Electronics, Inc.	(36)	(464)
Chofu Seisakusho Co., Ltd.	(76)	(2,166)
Funai Electric Co., Ltd.	(92)	(1,804)
Pioneer Corp.*	(76)	(319)
Rinnai Corp.	(80)	(6,683)
Takamatsu Construction Group Co., Ltd.	(72)	(1,286)
Touei Housing Corp.	(60)	(620)
		(13,342)
Household Products (-0.0%)
Pigeon Corp.	(76)	(3,118)
Unicharm Corp.	(64)	(3,071)
		(6,189)
Internet & Catalog Retail (-0.0%)
ASKUL Corp.	(48)	(687)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Internet Software & Services (-0.0%)
Kakaku.com, Inc.	(76)	$(3,122)

IT Services (-0.0%)
Information Services International-Dentsu, Ltd.	(8)	(66)
NS Solutions Corp.	(64)	(1,463)
TKC	(68)	(1,425)
		(2,954)
Leisure Equipment & Products (-0.0%)
Mars Engineering Corp.	(40)	(670)
Nidec Copal Corp.	(48)	(550)
Shimano, Inc.	(68)	(3,602)
Tamron Co., Ltd.	(56)	(1,761)
		(6,583)
Life Sciences Tools & Services (-0.0%)
CMIC Co., Ltd.	(68)	(1,213)

Machinery (-0.1%)
Aichi Corp.	(40)	(164)
Daiwa Industries, Ltd.	(880)	(4,530)
Fujitec Co., Ltd.	(920)	(4,983)
Furukawa Co., Ltd.*	(160)	(156)
Glory, Ltd.	(72)	(1,694)
Hino Motors, Ltd.	(960)	(5,715)
Hosokawa Micron Corp.	(920)	(4,136)
Kitz Corp.	(80)	(405)
Kurita Water Industries, Ltd.	(72)	(2,020)
Makino Milling Machine Co., Ltd.	(960)	(5,642)
Miura Co., Ltd.	(72)	(2,109)
Nachi-Fujikoshi Corp.	(800)	(3,894)
NGK Insulators, Ltd.	(960)	(14,455)
Nitta Corp.	(48)	(1,025)
Noritake Co., Ltd.	(840)	(2,982)
Oiles Corp.	(76)	(1,491)
OKUMA Corp.	(920)	(5,592)
OSG Corp.	(28)	(337)
Ryobi, Ltd.	(760)	(3,475)
Shima Seiki Manufacturing, Ltd.	(64)	(1,186)
Sintokogio, Ltd.	(4)	(39)
Tadano, Ltd.	(840)	(5,831)
Takuma Co., Ltd.*	(920)	(3,767)
The Japan Steel Works, Ltd.	(960)	(5,730)
THK Co., Ltd.	(84)	(1,399)
Toshiba Machine Co., Ltd.	(840)	(3,489)
Tsukishima Kikai Co., Ltd.	(920)	(7,945)
Union Tool Co.	(64)	(1,118)
		(95,309)
Marine (-0.0%)
Daiichi Chuo KK*	(440)	(555)
Inui Steamship Co., Ltd.	(72)	(277)
		(832)
Media (-0.0%)
Asatsu-DK, Inc.	(60)	(1,655)
Toho Co., Ltd.	(44)	(769)
		(2,424)
Metals & Mining (-0.1%)
Aichi Steel Corp.	(960)	(5,700)
Dowa Holdings Co., Ltd.	(960)	(5,346)
Furukawa-Sky Aluminum Corp.	(840)	(2,374)
Maruichi Steel Tube, Ltd.	(44)	(1,040)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Metals & Mining
Neturen Co., Ltd.	(44)	$(374)
Nisshin Steel Co., Ltd.	(600)	(1,072)
Osaka Steel Co., Ltd.	(56)	(1,012)
OSAKA Titanium Technologies Co., Ltd.	(88)	(3,642)
Pacific Metals Co., Ltd.	(960)	(5,511)
Sanyo Special Steel Co., Ltd.	(880)	(4,934)
Toho Titanium Co., Ltd.	(64)	(1,062)
Tokyo Steel Manufacturing Co., Ltd.	(36)	(342)
Topy Industries, Ltd.	(640)	(1,538)
Yamato Kogyo Co., Ltd.	(64)	(1,680)
		(35,627)
Multiline Retail (-0.0%)
Don Quijote Co., Ltd.	(72)	(2,572)
Fuji Co., Ltd.	(36)	(865)
Isetan Mitsukoshi Holdings, Ltd.	(44)	(446)
Izumi Co., Ltd.	(52)	(806)
Marui Group Co., Ltd.	(72)	(542)
		(5,231)
Oil, Gas & Consumable Fuels (-0.0%)
AOC Holdings, Inc.	(4)	(23)
Japan Petroleum Exploration Co.	(60)	(2,182)
Nippon Gas Co., Ltd.	(40)	(774)
Showa Shell Sekiyu KK	(68)	(485)
		(3,464)
Paper & Forest Products (-0.0%)
Daiken Corp.	(880)	(2,968)
Daio Paper Corp.	(920)	(8,553)
Hokuetsu Kishu Paper Co., Ltd.	(320)	(2,300)
Mitsubishi Paper Mills, Ltd.*	(40)	(39)
Nippon Paper Group, Inc.	(36)	(959)
OJI Paper Co., Ltd.	(680)	(3,732)
		(18,551)
Personal Products (-0.0%)
Fancl Corp.	(40)	(577)
Kobayashi Pharmaceutical Co., Ltd.	(84)	(4,515)
Kose Corp.	(52)	(1,326)
Mandom Corp.	(72)	(2,144)
Milbon Co., Ltd.	(39)	(1,217)
		(9,779)
Pharmaceuticals (-0.1%)
Chugai Pharmaceutical Co., Ltd.	(24)	(407)
Hisamitsu Pharmaceutical Co., Inc.	(68)	(3,269)
Kissei Pharmaceutical Co., Ltd.	(60)	(1,312)
Nippon Shinyaku Co., Ltd.	(920)	(11,820)
Rohto Pharmaceutical Co., Ltd.	(960)	(12,546)
Santen Pharmaceutical Co., Ltd.	(78)	(3,280)
Sawai Pharmaceutical Co., Ltd.	(92)	(9,938)
Taisho Pharmaceutical Co., Ltd.	(1,285)	(31,575)
Torii Pharmaceutical Co., Ltd.	(60)	(1,238)
Towa Pharmaceutical Co., Ltd.	(84)	(3,858)
Tsumura & Co.	(44)	(1,404)
		(80,647)
Professional Services (-0.0%)
Meitec Corp.	(48)	(918)

Real Estate Management & Development (-0.0%)
Aeon Mall Co., Ltd.	(25)	(572)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Real Estate Management & Development
Daibiru Corp.	(92)	$(647)
Goldcrest Co., Ltd.	(1)	(18)
Iida Home Max	(4)	(34)
Shoei Co., Ltd./Chiyoda-ku	(28)	(222)
TOC Co., Ltd.	(12)	(58)
		(1,551)
Road & Rail (-0.1%)
Hitachi Transport System, Ltd.	(44)	(818)
Keihin Electric Express Railway Co., Ltd.	(744)	(6,873)
Keio Corp.	(800)	(5,727)
Keisei Electric Railway Co., Ltd.	(760)	(5,157)
Nippon Konpo Unyu Soko Co., Ltd.	(60)	(748)
Nishi-Nippon Railroad Co., Ltd.	(840)	(3,975)
Odakyu Electric Railway Co., Ltd.	(880)	(8,370)
Tobu Railway Co., Ltd.	(680)	(3,205)
Tokyu Corp.	(720)	(3,620)
		(38,493)
Semiconductors & Semiconductor Equipment (-0.0%)
Advantest Corp.	(16)	(173)
Mitsui High-Tec, Inc.	(24)	(117)
Sanken Electric Co., Ltd.	(920)	(3,503)
Shibaura Mechatronics Corp.	(760)	(2,193)
Shinkawa, Ltd.	(24)	(134)
		(6,120)
Software (-0.0%)
Capcom Co., Ltd.	(60)	(1,496)
Fuji Soft, Inc.	(68)	(1,121)
NSD Co., Ltd.	(36)	(296)
Oracle Corp.	(80)	(2,818)
Square Enix Co., Ltd.	(56)	(1,009)
Trend Micro, Inc.	(80)	(2,504)
		(9,244)
Specialty Retail (-0.0%)
Arc Land Sakamoto Co., Ltd.	(88)	(1,745)
Asahi Co., Ltd.	(56)	(1,345)
Komeri Co., Ltd.	(60)	(1,968)
Point, Inc.	(8)	(405)
Shimachu Co., Ltd.	(64)	(1,543)
Tsutsumi Jewelry Co., Ltd.	(76)	(1,842)
USS Co., Ltd.	(4)	(340)
		(9,188)
Textiles, Apparel & Luxury Goods (-0.0%)
Asics Corp.	(69)	(943)
Unitika, Ltd.*	(760)	(449)
Wacoal Holdings Corp.	(920)	(11,791)
		(13,183)
Trading Companies & Distributors (-0.0%)
Kanematsu Corp.*	(440)	(376)
MISUMI Corp.	(64)	(1,423)
Shinsho Corp.	(840)	(2,121)
Trusco Nakayama Corp.	(44)	(906)
Yamazen Corp.	(32)	(238)
Yuasa Trading Co., Ltd.	(160)	(231)
		(5,295)
Transportation Infrastructure (-0.0%)
Japan Airport Terminal Co., Ltd.	(24)	(357)

	Number of Shares	Value
SHORT STOCK POSITIONS
COMMON STOCKS

Japan
Transportation Infrastructure
Kamigumi Co., Ltd.	(805)	$(7,190)
Mitsubishi Logistics Corp.	(920)	(9,919)
Mitsui-Soko Co., Ltd.	(800)	(3,098)
The Sumitomo Warehouse Co., Ltd.	(920)	(4,249)
		(24,813)
TOTAL JAPAN		(966,408)

TOTAL COMMON STOCKS (Proceeds $933,688)		(966,408)

TOTAL SECURITIES SOLD SHORT (Proceeds $933,688)		$(966,408)

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2011.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign stock exchanges and the close of the Exchange, the Portfolio may utilize a fair valuation service provided by an independent third party which has been approved by the Board of Trustees. Securities priced using this fair valuation model are generally categorized as Level 2. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments In Securities
Common Stocks
Austria	$—	$—	$—	$—
Israel	—	116,152	—	116,152
Japan	—	27,118	—	27,118
Rights
Australia	110	—	—	110
Short-Term Investment	2,685,237	—	—	2,685,237
Securities Sold Short
Common Stocks
Japan	—	(966,408)	—	(966,408)
Other Financial Instruments*	—	—	—	—
	$2,685,347	$(823,138)	$—	$1,862,209

*Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2011, as a result of the fair value pricing procedures for international investments utilized by the Portfolio, certain securities may have transferred in and out of Level 1 and Level 2 measurements during the period. The only investment held by the Portfolio whose fair value was determined using Level 3 inputs had a value of $0 at September 30, 2011.

Federal Income Tax Cost - At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $2,846,683, $132, $(18,198) and $(18,066), respectively.

At September 30, 2011, the identified proceeds for federal income tax purposes, as well as the gross unrealized appreciation from securities sold short for those securities having an excess of proceeds over value, gross unrealized depreciation from investments for those securities having an excess of value over proceeds and the net unrealized depreciation from securities sold short were $(933,688), $58,633, $(91,353) and $(32,720), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (11.3%)
$4,400	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA, Aa2)	02/27/12	0.253	$3,942,400
1,800	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	03/15/12	0.079	1,029,960
2,900	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	12/17/12	0.087	2,711,210
5,500	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	5,153,326
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $14,600,000)					12,836,896

UNITED STATES AGENCY OBLIGATIONS (57.5%)
2,000	Fannie Mae Discount Notes	(AA+, Aaa)	01/03/12	0.000	1,999,948
2,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/15/12	0.100	1,999,924
2,500	Federal Farm Credit Bank#	(AA+, Aaa)	07/02/12	0.290	2,503,360
3,100	Federal Farm Credit Bank#	(AA+, Aaa)	08/27/12	0.426	3,107,040
3,000	Federal Farm Credit Bank#	(AA+, Aaa)	10/12/12	0.245	3,002,370
6,000	Federal Farm Credit Bank#	(AA+, Aaa)	08/22/13	0.252	6,002,796
2,000	Federal Home Loan Banks	(AA+, Aaa)	12/09/11	0.320	2,000,862
4,000	Federal Home Loan Banks	(AA+, Aaa)	02/15/12	0.130	4,000,660
3,000	Federal Home Loan Banks	(AA+, Aaa)	02/17/12	0.150	3,000,726
2,000	Federal Home Loan Banks	(AA+, Aaa)	07/24/12	0.350	1,999,630
3,500	Federal Home Loan Banks	(AA+, Aaa)	07/24/12	0.375	3,498,365
3,000	Federal Home Loan Banks#	(AA+, Aaa)	09/04/12	0.140	3,000,096
3,500	Federal Home Loan Banks#§	(AA+, Aaa)	11/01/12	0.162	3,499,793
3,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.310	3,001,737
4,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.191	4,000,756
2,500	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.254	2,501,883
2,500	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.254	2,501,943
4,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.280	4,001,764
4,000	Federal National Mortgage Association#	(AA+, Aaa)	01/10/13	0.250	3,999,884
3,000	Freddie Mac Discount Notes	(AA+, Aaa)	02/21/12	0.120	2,999,883
3,000	Freddie Mac Discount Notes	(AA+, Aaa)	02/23/12	0.100	2,999,880
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $65,597,472)					65,623,300

UNITED STATES TREASURY OBLIGATIONS (16.7%)
4,000	United States Treasury Notes§	(AA+, Aaa)	10/31/11	1.000	4,002,508
3,000	United States Treasury Notes	(AA+, Aaa)	11/30/11	0.750	3,003,750
2,000	United States Treasury Notes	(AA+, Aaa)	12/31/11	1.000	2,004,922
3,000	United States Treasury Notes§	(AA+, Aaa)	01/31/12	0.875	3,008,556
4,000	United States Treasury Notes	(AA+, Aaa)	02/29/12	0.875	4,013,584
3,000	United States Treasury Notes	(AA+, Aaa)	03/31/12	1.000	3,013,701
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $19,035,025)					19,047,021

SHORT-TERM INVESTMENTS (7.5%)
533	State Street Bank and Trust Co. Euro Time Deposit		10/03/11	0.010	533,000

Number of Shares
8,072,500	State Street Navigator Prime Portfolio, 0.19%§§				8,072,500

TOTAL SHORT-TERM INVESTMENTS (Cost $8,605,500)					8,605,500

WHOLLY-OWNED SUBSIDIARY (16.3%)
30,380,004	Credit Suisse Cayman Commodity Fund II, Ltd.^ (Cost $17,331,063)				18,529,352

TOTAL INVESTMENTS AT VALUE (109.3%) (Cost $125,169,060)					124,642,069

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.3%)					(10,588,315)

NET ASSETS (100.0%)					$114,053,754

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2011.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2011.
^	Affiliated issuer.

SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Portfolio’s investment in the Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Portfolio’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Portfolio’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$12,836,896	$—	$12,836,896
United States Agency Obligations	—	65,623,300	—	65,623,300
United States Treasury Obligations	—	19,047,021	—	19,047,021
Short-Term Investments	8,072,500	533,000	—	8,605,500
Wholly-Owned Subsidiary	—	18,529,352	—	18,529,352
Other Financial Instruments *
	$8,072,500	$116,569,569	$—	$124,642,069

* Other financial instruments include futures, forwards and swap contracts.

The Portfolio adopted FASB amendments to authoritative guidance which requires the Portfolio to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended September 30, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At September 30, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $125,169,060, $1,241,846, $(1,768,837) and $(526,991), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	November 10, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 10, 2011